13. Business Combinations and goodwill (Details 1) R$ in Millions	Dec. 31, 2019 BRL (R$)
Business Combinations And Goodwill
Cash consideration	R$ 9,268
Cash flow hedge effect	145
Consideration transferred, gross	9,413
Dividends related to 2018	(42)
Total cash consideration transferred	R$ 9,371